RETIREMENT BENEFIT PLANS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans	The amounts recognised in the balance sheet were as follows:

	30 June 2025	31 December 2024
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	527	439
Unfunded pension and post-retirement medical benefits	(23)	(23)
Total net assets	504	416

Summary of Amounts Recognised in Other Comprehensive Income	The amounts recognised in other comprehensive income were as follows:
For the half year to

	30 June 2025	30 June 2024
	£m	£m
Loss on plan assets (excluding amounts included in net interest expense)	258	634
Actuarial (gains) arising from changes in demographic assumptions	(52)	(88)
Actuarial losses arising from experience adjustments	69	64
Actuarial (gains) arising from changes in financial assumptions	(277)	(451)
Pension remeasurement	(2)	159

Summary of Net Assets Recognised	The net assets recognised in the balance sheet were as follows:

	30 June 2025	31 December 2024
	£m	£m
Present value of defined benefit obligations	(7,131)	(7,380)
Fair value of scheme assets	7,635	7,796
Net defined benefit assets	504	416

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes	The principal actuarial assumptions used for the Scheme were:

	30 June 2025	31 December 2024
	%	%
To determine benefit obligations[1]:
– Discount rate for scheme liabilities	5.7	5.5
– General price inflation	2.9	3.1
– General salary increase	1.0	1.0
– Expected rate of pension increase	2.8	3.0

	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.0	26.9
– Females	29.9	29.8
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.6	28.5
– Females	31.4	31.3
1 The discount rate and inflation-related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.
Summary of Actuarial Assumption Sensitivities	The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
		30 June 2025	31 December 2024
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	50bps increase	(390)	(413)
General price inflation	50bps increase	305	316
Mortality	Each additional year of longevity assumed	175	190